Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital		Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2013		SFr 47,166		SFr 42,164	SFr 64	SFr 27,853		SFr 30,261	SFr (139)	SFr (15,875)	SFr 5,002		SFr 43,632		SFr 39,467	SFr 4,400	SFr 34,851		SFr 14,621	SFr 0		SFr (14,405)	SFr 4,165
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership													26		26		26
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(1,905)		238		238					(2,143)		(578)										(578)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		39									39		40										40
Net income/(loss)		2,324		1,875				1,875			449		1,764		1,319				1,319				445
Total other comprehensive income/(loss), net of tax		963		872						872	91		2,350		2,181							2,181	169
Issuance of common shares		297		297		297
Sale of treasury shares		9,394		9,394		(15)			9,409
Repurchase of treasury shares		(10,197)		(10,197)					(10,197)
Share-based compensation, net of tax		630		630		(105)			735				(61)		(61)		(61)
Financial instruments indexed to own shares		(80)		(80)		(80)
Dividends on share-based compensation, net of tax													(44)		(44)		(44)
Dividends paid		(1,252)		(1,230)				(53)					(84)		(63)				(63)
Dividends paid out of reserves from capital contributions						(1,177)
Cash dividends paid to noncontrolling interest holders											(22)												(21)
Changes in redeemable noncontrolling interests, increase/(decrease)		2		2		2							2		2		2
Change in scope of consolidation, net		(2,378)									(2,378)		(2,477)										(2,477)
Other		(2)		(6)		(6)					4		71		68		68						3
Balance at Dec. 31, 2014		45,001		43,959	64	27,007		32,083	(192)	(15,003)	1,042		44,641		42,895	4,400	34,842		15,877	0		(12,224)	1,746
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(381)									(381)		(434)										(434)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		55									55		57										57
Net income/(loss)		(2,945)		(2,944)				(2,944)			(1)		(3,377)		(3,370)				(3,370)				(7)
Total other comprehensive income/(loss), net of tax		(1,650)		(1,632)						(1,632)	(18)		(1,099)		(1,080)							(1,080)	(19)
Issuance of common shares		6,745		6,745	14	6,731
Sale of treasury shares		18,752		18,752		(37)			18,789
Repurchase of treasury shares		(19,761)		(19,761)					(19,761)
Share-based compensation, net of tax		718		718		(321)			1,039				(436)		(436)		(436)
Financial instruments indexed to own shares		(106)		(106)		(106)
Dividends on share-based compensation, net of tax													(12)		(12)		(12)
Dividends paid		(1,137)		(1,137)									(80)		(80)				(80)
Dividends paid out of reserves from capital contributions						(1,137)
Change in scope of consolidation, net		(58)									(58)		(57)										(57)
Other		(215)		(212)		(212)					(3)		5,487		5,489		5,489						(2)
Balance at Dec. 31, 2015		45,018		44,382	78	31,925		29,139	(125)	(16,635)	636		44,690		43,406	4,400	39,883		12,427	0	[1]	(13,304)	1,284
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(19)		(13)		(13)					(6)		(19)		(13)		(13)						(6)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(103)	[2],[3]								(103)	[2],[3]	(118)	[4],[5]									(118)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		112	[3]								112	[3]	120	[5]									120	[5]
Net income/(loss)		(2,707)		(2,710)				(2,710)			3		(3,125)		(3,119)				(3,119)				(6)
Total other comprehensive income/(loss), net of tax		(117)		(112)						(112)	(5)		(395)		(412)							(412)	17
Issuance of common shares		1,667		1,667	6	1,661
Sale of treasury shares		16,167		16,167		7			16,160
Repurchase of treasury shares		(16,197)		(16,197)					(16,197)
Share-based compensation, net of tax		340		340		178	[6]		162				167		167		167	[7]
Financial instruments indexed to own shares	[8]	(164)		(164)		(164)
Dividends on share-based compensation, net of tax													(41)		(41)		(41)
Dividends paid		(1,435)		(1,435)									(10)		(10)				(10)
Dividends paid out of reserves from capital contributions	[9]					(1,435)
Change in scope of consolidation, net		(194)									(194)		(192)		2		2						(194)
Other		(57)		(28)		(28)					(29)		674		702		702						(28)
Balance at Dec. 31, 2016		SFr 42,311		SFr 41,897	SFr 84	SFr 32,131		25,954	SFr 0	(16,272)	SFr 414		SFr 41,751		SFr 40,682	SFr 4,400	SFr 40,700		8,833	SFr 0	[1]	(13,251)	SFr 1,069
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax								SFr (475)		SFr 475									SFr (465)			SFr 465

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Includes a net tax charge of CHF (110) million from the excess recognized compensation expense over fair value of shares delivered.
[7]	Includes a net tax charge of CHF (110) million from the excess recognized compensation expense over fair value of shares delivered.
[8]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[9]	Paid out of capital contribution reserves.